Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.01%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–13.93%
Invesco Global Real Estate Income Fund, Class R6(b)	4.01%	$14,824,367	$129,338	$—	$(480,436)	$(4,736)	$129,338	1,782,759	$14,547,315
Invesco Multi-Asset Income Fund, Class R6	9.92%	38,177,088	631,460	(3,224,694)	1,474,403	(1,015,224)	631,461	4,556,642	36,043,033
Total Alternative Funds		53,001,455	760,798	(3,224,694)	993,967	(1,019,960)	760,799		50,590,348
Domestic Equity Funds–11.41%
Invesco Dividend Income Fund, Class R6	3.56%	12,974,888	71,952	(963,930)	553,016	289,125	71,953	490,700	12,925,051
Invesco S&P 500® High Dividend Low Volatility ETF(c)	4.30%	16,411,737	—	(1,491,295)	390,124	322,097	157,251	352,087	15,632,663
Invesco S&P 500® Pure Value ETF	3.55%	13,355,893	—	(1,432,887)	783,158	169,108	79,207	145,582	12,875,272
Total Domestic Equity Funds		42,742,518	71,952	(3,888,112)	1,726,298	780,330	308,411		41,432,986
Fixed Income Funds–62.50%
Invesco Core Plus Bond Fund, Class R6	10.01%	37,786,229	452,634	(1,597,917)	(39,868)	(250,191)	452,634	3,964,110	36,350,887
Invesco Corporate Bond Fund, Class R6	12.73%	48,322,018	622,365	(2,261,154)	(266,450)	(199,599)	622,365	7,394,749	46,217,180
Invesco Equal Weight 0-30 Year Treasury ETF	9.64%	37,235,531	—	(1,255,617)	(770,767)	(193,864)	295,400	1,246,983	35,015,283
Invesco Floating Rate ESG Fund, Class R6	5.47%	21,025,250	489,511	(1,648,396)	6,491	(6,217)	489,511	2,921,564	19,866,639
Invesco High Yield Fund, Class R6	9.97%	38,345,166	640,371	(2,770,278)	(61,605)	50,837	640,370	10,314,670	36,204,491
Invesco Income Fund, Class R6	8.24%	31,516,020	483,765	(2,250,086)	339,961	(166,100)	483,763	4,343,042	29,923,560
Invesco International Bond Fund, Class R6	2.98%	11,233,828	140,905	(238,704)	(273,123)	(30,803)	140,906	2,507,431	10,832,103
Invesco Taxable Municipal Bond ETF(c)	3.46%	13,408,742	—	(650,255)	(103,757)	(73,057)	119,521	473,886	12,581,673
Total Fixed Income Funds		238,872,784	2,829,551	(12,672,407)	(1,169,118)	(868,994)	3,244,470		226,991,816
Foreign Equity Funds–11.91%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.96%	15,269,098	—	(1,566,968)	501,107	170,438	109,337	289,500	14,373,675
Invesco S&P International Developed Low Volatility ETF(c)	3.95%	15,284,534	—	(868,161)	(63,287)	3,624	104,809	511,461	14,356,710
iShares Global Infrastructure ETF(c)(d)	4.00%	15,047,531	—	(697,347)	164,262	225	—	304,802	14,514,671
Total Foreign Equity Funds		45,601,163	—	(3,132,476)	602,082	174,287	214,146		43,245,056
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)	0.09%	225,382	4,889,971	(4,781,790)	—	—	3,727	333,564	333,563
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(e)	0.07%	161,002	3,492,837	(3,415,601)	(29)	(46)	2,745	238,068	238,163
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)	0.10%	257,580	5,588,538	(5,464,903)	—	—	4,249	381,215	381,215
Total Money Market Funds		643,964	13,971,346	(13,662,294)	(29)	(46)	10,721		952,941
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $364,941,300)	100.01%	380,861,884	17,633,647	(36,579,983)	2,153,200	(934,383)	4,538,547		363,213,147

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.59%
Invesco Private Government Fund, 7.57%(e)(f)	2.12%	5,803,993	10,968,603	(9,050,517)	—	—	73,401(g)	7,722,079	7,722,079
Invesco Private Prime Fund, 5.49%(e)(f)	5.47%	14,924,553	25,641,336	(20,705,450)	(3,216)	(452)	198,025(g)	19,846,848	19,856,771
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,580,348)	7.59%	20,728,546	36,609,939	(29,755,967)	(3,216)	(452)	271,426		27,578,850
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $392,521,648)	107.60%	$401,590,430	$54,243,586	$(66,335,950)	$2,149,984	$(934,835)	$4,809,973		$390,791,997
OTHER ASSETS LESS LIABILITIES	(7.60)%								(27,612,520)
NET ASSETS	100.00%								$363,179,477
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Not affiliated with Invesco Advisers, Inc.
(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$347,745,535	$—	$—	$347,745,535
Unaffiliated Issuers	14,514,671	—	—	14,514,671
Money Market Funds	952,941	27,578,850	—	28,531,791
Total Investments	$363,213,147	$27,578,850	$—	$390,791,997
Invesco Income Allocation Fund